Schedule of Investments ─ IQ Candriam ESG U.S. Mid Cap Equity ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Communication Services — 3.2%
AMC Entertainment Holdings, Inc., Class A*	1,717	$9,186
Bumble, Inc., Class A*	285	7,339
Cable One, Inc.	19	15,008
Frontier Communications Parent, Inc.*	810	23,984
IAC, Inc.*	261	14,746
Interpublic Group of Cos., Inc. (The)	1,289	46,997
New York Times Co. (The), Class A	515	17,942
Nexstar Media Group, Inc.	123	25,187
Roku, Inc.*	400	23,000

Total Communication Services		183,389

Consumer Discretionary — 15.5%
ADT, Inc.	697	6,127
Advance Auto Parts, Inc.	199	30,304
Aramark	844	37,583
Autoliv, Inc.	279	25,702
Bath & Body Works, Inc.	739	34,001
BorgWarner, Inc.	784	37,068
Brunswick Corp.	245	20,661
Burlington Stores, Inc.*	217	49,873
Deckers Outdoor Corp.*	87	37,191
GameStop Corp., Class A*	858	18,765
Gentex Corp.	781	23,047
H&R Block, Inc.	523	20,387
Hasbro, Inc.	432	25,561
Hyatt Hotels Corp., Class A*	162	17,677
Lear Corp.	197	28,719
Levi Strauss & Co., Class A	294	5,410
Lithia Motors, Inc.	90	23,688
LKQ Corp.	865	51,000
Macy's, Inc.	891	21,054
Marriott Vacations Worldwide Corp.	120	19,205
Mattel, Inc.*	1,170	23,938
Newell Brands, Inc.	1,260	20,110
Planet Fitness, Inc., Class A*	280	23,702
Polaris, Inc.	186	21,360
Ralph Lauren Corp.	130	16,101
RH*	61	19,031
Royal Caribbean Cruises Ltd.*	723	46,952
Tapestry, Inc.	802	36,547
Texas Roadhouse, Inc.	221	22,195
TopBuild Corp.*	107	21,406
Vail Resorts, Inc.	133	34,891
Whirlpool Corp.	180	28,006
Williams-Sonoma, Inc.	219	29,552
Wyndham Hotels & Resorts, Inc.	295	22,865

Total Consumer Discretionary		899,679

Consumer Staples — 3.2%
Bunge Ltd.	498	49,352
Coty, Inc., Class A*	1,189	11,842
Darling Ingredients, Inc.*	528	35,001
Flowers Foods, Inc.	585	16,199
Lamb Weston Holdings, Inc.	475	47,448
US Foods Holding Corp.*	678	25,852

Total Consumer Staples		185,694

Energy — 1.5%
NOV, Inc.	1,298	31,723
Targa Resources Corp.	740	55,515
Vitesse Energy, Inc.*	63	1,005

Total Energy		88,243

Financials — 12.2%
Affiliated Managers Group, Inc.	126	21,765
AGNC Investment Corp.	1,724	19,998
Ally Financial, Inc.	916	29,761
Annaly Capital Management, Inc.	1,551	36,402
Assurant, Inc.	175	23,203
Cboe Global Markets, Inc.	351	43,131
Comerica, Inc.	432	31,670
Commerce Bancshares, Inc.	380	25,293
Equitable Holdings, Inc.	1,246	39,959
Everest Re Group Ltd.	129	45,110
First American Financial Corp.	331	20,479
Jefferies Financial Group, Inc.	541	21,250
Lincoln National Corp.	512	18,140
MarketAxess Holdings, Inc.	122	44,390
Pinnacle Financial Partners, Inc.	246	19,368
Popular, Inc.	245	16,817
Reinsurance Group of America, Inc.	219	33,238
RenaissanceRe Holdings Ltd.	143	27,984
SEI Investments Co.	404	25,222
Synovus Financial Corp.	460	19,297
Unum Group	582	24,461
Valley National Bancorp	1,421	16,881
Voya Financial, Inc.	323	22,536
Webster Financial Corp.	579	30,484
Western Alliance Bancorp	351	26,455
Zions Bancorp NA	493	26,208

Total Financials		709,502

Health Care — 10.4%
Acadia Healthcare Co., Inc.*	297	24,954
Bio-Techne Corp.	518	41,264
Chemed Corp.	49	24,752
DaVita, Inc.*	174	14,336
DENTSPLY SIRONA, Inc.	714	26,297
Encompass Health Corp.	324	20,234
Exact Sciences Corp.*	584	39,432
Guardant Health, Inc.*	324	10,183
Halozyme Therapeutics, Inc.*	454	23,503
Inspire Medical Systems, Inc.*	94	23,788
Jazz Pharmaceuticals PLC*	202	31,645
Karuna Therapeutics, Inc.*	90	17,945
Maravai LifeSciences Holdings, Inc., Class A*	364	5,336
Neurocrine Biosciences, Inc.*	315	34,943
Oak Street Health, Inc.*	420	12,205
Option Care Health, Inc.*	515	14,868
Organon & Co.	846	25,490
Penumbra, Inc.*	119	29,799
QIAGEN NV*	755	36,995
Repligen Corp.*	184	34,095
Sarepta Therapeutics, Inc.*	278	34,742
Shockwave Medical, Inc.*	118	22,176
Teladoc Health, Inc.*	486	14,288
United Therapeutics Corp.*	149	39,212

Total Health Care		602,482

Schedule of Investments ─ IQ Candriam ESG U.S. Mid Cap Equity ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials — 21.6%
A O Smith Corp.	424	$28,705
Acuity Brands, Inc.	108	20,360
Advanced Drainage Systems, Inc.	246	24,807
AECOM	463	40,406
AGCO Corp.	205	28,317
Alaska Air Group, Inc.*	420	21,563
Avis Budget Group, Inc.*	94	18,804
Axon Enterprise, Inc.*	224	43,778
CH Robinson Worldwide, Inc.	404	40,469
Chart Industries, Inc.*	121	16,211
Clarivate PLC*	1,451	16,135
Clean Harbors, Inc.*	167	21,760
Donaldson Co., Inc.	404	25,189
EMCOR Group, Inc.	161	23,868
Fortune Brands Innovations, Inc.	428	27,610
FTI Consulting, Inc.*	112	17,866
Graco, Inc.	550	37,576
Hertz Global Holdings, Inc.*	582	10,488
Howmet Aerospace, Inc.	1,249	50,822
Hubbell, Inc.	178	40,746
ITT, Inc.	274	25,096
Knight-Swift Transportation Holdings, Inc.	500	29,550
Landstar System, Inc.	120	20,739
Lennox International, Inc.	106	27,626
Lincoln Electric Holdings, Inc.	190	31,705
Masco Corp.	747	39,740
MasTec, Inc.*	195	19,155
Masterbrand, Inc.*	428	3,938
MDU Resources Group, Inc.	670	20,710
MSA Safety, Inc.	123	16,776
Nordson Corp.	170	41,361
Owens Corning	318	30,735
Pentair PLC	544	30,127
Plug Power, Inc.*	1,905	32,423
Regal Rexnord Corp.	220	30,624
Robert Half International, Inc.	355	29,806
Saia, Inc.*	88	24,005
Snap-on, Inc.	174	43,279
Sunrun, Inc.*	684	17,975
Tetra Tech, Inc.	176	27,371
Toro Co. (The)	344	38,363
Trex Co., Inc.*	365	19,243
Valmont Industries, Inc.	69	22,751
WESCO International, Inc.*	167	24,885
WillScot Mobile Mini Holdings Corp.*	694	33,631
XPO, Inc.*	371	14,788

Total Industrials		1,251,882

Information Technology — 13.4%
Arrow Electronics, Inc.*	212	24,908
Black Knight, Inc.*	502	30,416
Ceridian HCM Holding, Inc.*	479	34,622
Cognex Corp.	557	30,490
Coupa Software, Inc.*	251	20,060
Dropbox, Inc., Class A*	907	21,070
Dynatrace, Inc.*	668	25,671
Entegris, Inc.	493	39,790
F5, Inc.*	197	29,089
Fair Isaac Corp.*	82	54,608
Five9, Inc.*	230	18,119
Flex Ltd.*	1,504	35,118
Gen Digital, Inc.	1,946	44,778
Globant SA*	138	22,381
GoDaddy, Inc., Class A*	518	42,543
Guidewire Software, Inc.*	278	20,361
Jack Henry & Associates, Inc.	241	43,402
Juniper Networks, Inc.	1,060	34,238
Littelfuse, Inc.	81	20,792
MKS Instruments, Inc.	220	22,510
PTC, Inc.*	357	48,152
Qualtrics International, Inc., Class A*	330	5,204
TD SYNNEX Corp.	140	14,301
Universal Display Corp.	145	19,217
Western Union Co. (The)	1,271	18,010
WEX, Inc.*	144	26,636
Wolfspeed, Inc.*	410	31,574

Total Information Technology		778,060

Materials — 7.6%
Alcoa Corp.	594	31,031
Ashland, Inc.	166	18,139
Avery Dennison Corp.	269	50,959
Axalta Coating Systems Ltd.*	732	22,033
Cleveland-Cliffs, Inc.*	1,693	36,146
Crown Holdings, Inc.	396	34,911
Graphic Packaging Holding Co.	1,014	24,427
Huntsman Corp.	604	19,141
Livent Corp.*	592	15,345
Packaging Corp. of America	307	43,809
Sonoco Products Co.	323	19,738
Steel Dynamics, Inc.	573	69,127
United States Steel Corp.	700	19,943
Westrock Co.	834	32,726

Total Materials		437,475

Real Estate — 9.7%
Agree Realty Corp.	264	19,702
American Homes 4 Rent, Class A	937	32,130
Brixmor Property Group, Inc.	991	23,318
CubeSmart	742	33,976
Federal Realty Investment Trust	267	29,779
First Industrial Realty Trust, Inc.	438	23,367
Host Hotels & Resorts, Inc.	2,352	44,335
Iron Mountain, Inc.	959	52,342
Jones Lang LaSalle, Inc.*	157	29,025
Kilroy Realty Corp.	384	15,759
Kimco Realty Corp.	2,013	45,212
Life Storage, Inc.	279	30,143
Medical Properties Trust, Inc.	1,968	25,486
Omega Healthcare Investors, Inc.	776	22,846
Rayonier, Inc.	483	17,576
Regency Centers Corp.	565	37,646
Rexford Industrial Realty, Inc.	569	36,114
STORE Capital Corp.	860	27,701
Vornado Realty Trust	587	14,317

Total Real Estate		560,774

Utilities — 1.4%
Brookfield Renewable Corp., Class A	424	13,365
Clearway Energy, Inc., Class A	115	3,686
Clearway Energy, Inc., Class C	271	9,157
Essential Utilities, Inc.	786	36,730

Schedule of Investments ─ IQ Candriam ESG U.S. Mid Cap Equity ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
NextEra Energy Partners LP	278	$20,377

Total Utilities		83,315

Total Common Stocks
(Cost $5,120,363)		5,780,495

Short-Term Investment — 0.5%

Money Market Fund — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(a)
(Cost $26,662)	26,662	26,662

Total Investments — 100.2%
(Cost $5,147,025)		5,807,157
Other Assets and Liabilities, Net — (0.2)%		(11,647)
Net Assets — 100.0%		$5,795,510

*	Non-income producing securities.
(a)	Reflects the 1-day yield at January 31, 2023.

Schedule of Investments ─ IQ Candriam ESG U.S. Mid Cap Equity ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$5,780,495	$–	$–	$5,780,495
Short-Term Investment:
Money Market Fund	26,662	–	–	26,662
Total Investments in Securities	$5,807,157	$–	$–	$5,807,157

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.